CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,064	$ 21,014
Profit recognized to date (less recognized losses)	2,086	2,044
Contract costs incurred and profit recognized (less recognized losses)	23,150	23,058
Less: progress billings	(24,000)	(23,847)
Contract work in progress (liability)	(850)	(789)
Comprising:
Amounts due from customers – work in progress	513	435
Amounts due to customers – creditors	(1,363)	(1,224)
Contract work in progress (liability)	$ (850)	$ (789)